Investments - Commercial Mortgage Loan Securitization and Variable Interest Entities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Investments, Debt and Equity Securities [Abstract]
Certain mortgage loans on real estate transferred into trust	$ 48,761
Cash proceeds from securitization	51,379
Realized gain from securitization	2,415
Securities purchased at fair value	3,400
Maximum loss exposure	3,245
Maximum loss exposure in recorded carrying value	$ 29,674